UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Springbok Capital Management, LLC

Address:   405 Park Avenue, 6th Floor
           New York, New York  10022


13F File Number:  028-12257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gavin Saitowitz
Title:  Managing Member
Phone:  212-415-6681


Signature, Place and Date of Signing:

/s/ Gavin Saitowitz                 New York, NY              May 15, 2009
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:     $ 535
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.      Form 13F File Number       Name
---       ---------------------      -------
1         028-12256                  Springbok Capital Master Fund, LP*


* Springbok Capital Master Fund, LP ("SCMF") is in the process of an orderly liquidation and legal dissolution and no longer manages any securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities. In connection with SCMF's dissolution, SCMF and Springbok Capital Management, LLC have determined to terminate the investment management agreement between the parties as soon as reasonably practicable. Accordingly, the above referenced Form 13F-NT is SCMF's final Form 13F filing.

                                                        FORM 13F INFORMATION TABLE
COLUMN 1               COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6       COLUMN 7          COLUMN 8

                       TITLE OF                  VALUE      SHRS OR   SH/ PUT/    INVESTMENT        OTHR        VOTING AUTHORITY
NAME OF ISSUER         CLASS         CUSIP       (X$1000)   PRN AMT   PRN CALL    DISCRETION        MGRS     SOLE   SHARED     NONE
--------------         -----         -----       --------   -------   --- ----    ----------        ----     ----   ------     ----
MCG CAPITAL CORP       COM           58047P107   535        418,212   SH          SHARED-DEFINED    1         0      418,212    0


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